FAIR VALUE MEASUREMENT (Details 3) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured at fair value
Available for sale securities	$ 223,646,000	$ 203,445,000	$ 201,032,000
Interest rate cap/swap		(338,000)	(602,000)
Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	1,462,000	1,534,000	34,000
Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	122,649,000	112,144,000	141,631,000
Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,304,000	54,993,000	36,479,000
State and local government
Assets and liabilities measured at fair value
Available for sale securities	39,922,000	32,373,000	20,488,000
Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	2,309,000	2,401,000	2,400,000
Fair value
Assets and liabilities measured at fair value
Available for sale securities	223,646,000	203,445,000	201,032,000
Interest rate cap/swap	(172,000)	(338,000)	(602,000)
Total	223,474,000	203,107,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Available for sale securities	830,000	914,000
Total	830,000	914,000
Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Available for sale securities	222,399,000	202,114,000
Total	222,399,000	202,114,000
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Available for sale securities	417,000	417,000
Interest rate cap/swap	(172,000)	(338,000)
Total	(245,000)	79,000
Recurring basis | Fair value
Assets and liabilities measured at fair value
Available for sale securities		203,445,000	201,032,000
Interest rate cap/swap		(338,000)	(602,000)
Total		203,107,000	200,430,000
Recurring basis | Fair value | Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	1,462,000	1,534,000	34,000
Recurring basis | Fair value | Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	122,649,000	112,144,000	141,631,000
Recurring basis | Fair value | Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,304,000	54,993,000	36,479,000
Recurring basis | Fair value | State and local government
Assets and liabilities measured at fair value
Available for sale securities	39,922,000	32,373,000	20,488,000
Recurring basis | Fair value | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	2,309,000	2,401,000	2,400,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Available for sale securities		914,000	926,000
Total		914,000	926,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	830,000	914,000	926,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Available for sale securities		202,114,000	200,106,000
Total		202,114,000	200,106,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	1,462,000	1,534,000	34,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	122,649,000	112,144,000	141,631,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,304,000	54,993,000	36,479,000
Recurring basis | Significant Other Observable Inputs (Level 2) | State and local government
Assets and liabilities measured at fair value
Available for sale securities	39,922,000	32,373,000	20,488,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	1,062,000	1,070,000	1,474,000
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Available for sale securities		417,000
Interest rate cap/swap		(338,000)	(602,000)
Total		79,000	(602,000)
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	$ 417,000	$ 417,000